Investments - Schedule of Investment (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial instruments at FVTOCI	₨ 191,964		₨ 181,919
Financial instruments at amortized cost
Financial instruments at amortized cost	21,708		28,405
Non current investments other than investments accounted for using equity method	6,916	$ 100	7,668
Current Investments	220,716	$ 3,191	249,094
Total	227,632		256,762
Financial instruments at FVTPL
Financial instruments at FVTPL	13,960		46,438
Non-current assets [member]
Financial instruments at amortized cost
Non current investments other than investments accounted for using equity method	6,916		7,668
Current Assets [member]
Financial instruments at amortized cost
Current Investments	220,716		249,094
Investments in equity instruments [member] | Non-current assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments at FVTOCI	6,916		4,140
Investments in equity instruments [member] | Current Assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments at FVTOCI			1,545
Inter corporate and term deposits [member] | Non-current assets [member]
Financial instruments at amortized cost
Financial instruments at amortized cost			3,528
Inter corporate and term deposits [member] | Current Assets [member]
Financial instruments at amortized cost
Financial instruments at amortized cost	21,708		24,877
Investment in liquid and short-term mutual funds [member] | Current Assets [member]
Financial instruments at FVTPL
Financial instruments at FVTPL	13,960		46,438
Commercial paper, certificate of deposits and bonds [member] | Current Assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments at FVTOCI	₨ 185,048		₨ 176,234